CONVERTIBLE NOTES PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

NOTE 5 — CONVERTIBLE NOTES PAYABLE

Treco

On October 6, 2011, the Company entered into a convertible promissory note (the “$2 Million Convertible Note”) in favor of Treco International, S.A. (“Treco”), as part of the settlement compensation to Treco for terminating an infrastructure agreement. The $2 Million Convertible Note is payable on its maturity date, October 6, 2018 and is convertible, at Treco’s option, into common shares of the Company at a price of $35.00 per share. Interest at the rate of 9% per year is payable semi-annually in cash or shares, at the Company’s option. The accrued interest at September 30, 2016 was $87,000. On July 19, 2016, the Company issued 96,526 common shares as the semi-annual payment of interest of $90,000.

$500,000 Securities Purchase Agreement

On January 29, 2016, the Company entered into a securities purchase agreement pursuant to which the Company sold 5% Senior Secured Convertible Promissory Notes (the “5% Convertible Notes”) to accredited investors for an aggregate purchase price of $500,000. In connection with the February 2016 offering (as disclosed in Note 7), all of the outstanding obligations under the 5% Convertible Notes were repaid. In connection with the repayment, the Company paid interest and prepayment penalties of $178,000, which is included in interest expense in the condensed consolidated statements of operations for the three and nine months ended September 30, 2016.

April 2016 Financing

On April 15, 2016, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) with certain accredited investors pursuant to which it sold a principal amount of $550,000 of 5% Senior Secured Convertible Promissory Notes for an aggregate purchase price of $500,000 (the “April 5% Convertible Notes”). The original issue discount of $50,000 was recorded as a debt discount and was fully amortized and recorded as interest expense for the nine months ending September 30, 2016. In connection with the Securities Purchase Agreement, the Company also entered into a security agreement, dated April 15, 2016, pursuant to which the Company granted the investors a security interest in all of its assets. As of September 30, 2016, $360,000 of principal was converted into 458,334 shares of common stock. On July 20, 2016, the Company repaid the remaining outstanding principal of $190,276, $20,625 in interest and $63,270 in prepayment penalties to the note holders. All of the Company’s obligations under the convertible notes issued in connection with the Securities Purchase Agreement have been extinguished.

9 — CONVERTIBLE NOTES PAYABLE

Treco

On October 6, 2011, the Company entered into a convertible promissory note (the “$2 Million Convertible Note”) in favor of Treco International, S.A. (“Treco”), as part of the settlement compensation to Treco for terminating an infrastructure agreement. The $2 Million Convertible Note is payable on final maturity, October 6, 2018 and is convertible, at Treco’s option, into common shares of the Company at a price of $4,200.00 per share. Interest at the rate of 9% per year is payable semi-annually in cash or shares, at the Company’s option. As of December 31, 2015, $2 million of principal balance was outstanding under the $2 million Convertible Note. During the years ended December 31, 2015 and 2014, the Company incurred interest expense of $180,000 per year. The accrued interest was $42,329 at December 31, 2015 and 2014, respectively. On May 7, 2014, the Company issued 284 shares in repayment of $90,000 of interest. On November 5, 2014, the Company issued 421 shares in repayment of $90,000 of interest. On April 16, 2015, the Company issued 2,552 shares in repayment of $90,000 of interest. On October 14, 2015, the Company issued 14,151 shares in repayment of $90,000 of interest.

Short-Term 8% Convertible Notes

Overview.  On June 11, 2015, the Company entered into a securities purchase agreement (the “June 2015 Purchase Agreement”) with a group of accredited investors pursuant to which the Company sold an aggregate of $1,166,666 in principal amount of 8% Convertible Notes (the “8% Convertible Notes”) for an aggregate purchase price of $1,050,000 (the “First Tranche”). On July 14, 2015, the Company and the investors entered into an amendment to the June 2015 Purchase Agreement (the “Amendment”) pursuant to which the Company sold an additional $466,667 in principal amount of 8% Convertible Notes for a purchase price of $420,000 (the “Second Tranche”) for total net proceeds to the Company of $400,000 under the same terms as the First Tranche. The Company received aggregate net proceeds of $1,470,000 in connection with the sale of the First and Second Tranche. The Company paid a 5% fee totaling $163,500 in connection with both tranches. The aggregate original issue discount of approximately $163,333 was also recorded by the Company on the issuance dates in convertible notes payable on the balance sheets. The Company amortized the total offering costs and the total original issue discount during the year ended December 31, 2015, which is included in interest expense on the accompanying statement of operations.
Maturity and Interest.  The First Tranche of 8% Convertible Notes matured on December 11, 2015, and the Second Tranche of 8% Convertible Notes matured on January 14, 2016 (each, a “Maturity Date”), less any amounts converted or redeemed prior to the respective Maturity Dates. If the 8% Convertible Notes are not repaid by the Company by the respective Maturity Dates, the Maturity Date shall be automatically extended for an additional three-month period until March 11, 2016 and April 14, 2016 for the First Tranche and Second Tranche, respectively (such period, the “Extension Period”), which extension shall not be considered an event of default. The 8% Convertible Notes currently bear interest at a rate of 8% per annum, and are subject to an increase to the lesser of 24% per annum or the maximum rate permitted under applicable law upon the occurrence of certain events of default. The Company incurred a total of $48,000 in interest associated with these notes during the year ended December 31, 2015. The accrued interest as of December 31, 2015 is $39,000. See Note 17.
Conversion.  The 8% Convertible Notes are convertible at any time, in whole or in part, at the option of the holders into shares of common stock at a conversion price of $60.00 per share, which is subject to adjustment for stock dividends, stock splits, combinations or similar events. However, during the Extension Period, the conversion price shall be the lesser of (i) $60.00, subject to adjustment for stock dividends, stock splits, combinations or similar events, and (ii) 85% of the lowest closing price of the common stock in the twenty (20) trading days prior to the date of conversion. During the year ended December 31, 2015, the notes holders converted a total of $150,000 principal into 63,189 shares of common stock.
Prepayments and Redemptions.  The Company may, at its option, prepay in cash any portion of the principal amount of the 8% Convertible Notes and any accrued and unpaid interest. If such prepayment is made within sixty (60) days after the issuance date of the 8% Convertible Notes, the Company shall pay an amount in cash equal to 125% of the sum of the then outstanding principal amount of the note and interest; thereafter, if such prepayment is made, the Company shall pay an amount in cash equal to 135% of the sum of the then outstanding principal amount of the note and interest. Within one (1) business day after the closing of any underwritten public offering of at least $7,000,000 of securities of the Company pursuant to a registration statement on Form S-1 or Form S-3 (the “Public Offering”), the Company shall prepay in cash an amount equal to (i) 125% of the sum of the then outstanding principal amount of the note and interest if the closing of the Public Offering occurs within sixty (60) days after the issuance date of the 8% Convertible Notes or (ii) 135% of the sum of the then outstanding principal amount of the note and interest if the closing of the Public Offering occurs after sixty (60) days following the issuance date of the 8% Convertible Notes.
On August 19, 2015, the Company made repayments of principal and interest of $702,000 and $9,700, respectively. In connection with the prepayments, the Company was required to make an additional payment of $234,000 as a result of the prepayment penalties disclosed above. This amount was included in Interest Expense on the Statement of Operations for the year ended December 31, 2015.
Right to Participate in Future Financings.  For so long as the 8% Convertible Notes are outstanding, the holder has a right to participate in any issuance of the Company’s common stock, common stock equivalents or a combination of units thereof in an underwritten public offering (a “Subsequent Financing”), in an aggregate amount of the Subsequent Financing equal to at least $500,000, on the same terms, conditions and price provided for in the Subsequent Financing. See Note 17.